Contingent Liabilities and Commitments - Additional Information (Detail)		12 Months Ended
	Nov. 02, 2015	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of contingent liabilities and commitments [Line Items]
Amount of preferred stock upon indemnity more than one billion | €			€ 0
Description of material leasing arrangements by lessee classified as operating lease		Under the terms of these leases, the Santander UK group has the opportunity to extend its occupation of properties by a minimum of three years subject to 12 months' notice and lease renewal being available from external landlords during the term of the lease. At expiry, the Santander UK group has the option to reacquire the freehold of certain properties.	Under the terms of these leases, the Santander UK group has the opportunity to extend its occupation of properties by a minimum of three years subject to 12 months' notice and lease renewal being available from external landlords during the term of the lease. At expiry, the Santander UK group has the option to reacquire the freehold of certain properties.
Minimum lease extension period		3 years	3 years
Terms of notice period		12 months	12 months
Rental expense		£ 61,000,000		£ 61,000,000	£ 61,000,000
Sub-lease rental income		0
Contingent rent expense		£ 0
Bottom of Range [member]
Disclosure of contingent liabilities and commitments [Line Items]
Losses on litigation settlements | €			€ 1,000,000,000
Visa Europe Ltd [member]
Disclosure of contingent liabilities and commitments [Line Items]
Sale of share capital	100.00%